Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Concentrate sales	$ 5,007,093	$ 5,341,997
Contract processing income	2,734,822	132,110
Total revenue	7,741,915	5,474,107
OPERATING EXPENSES
General production and project costs	5,270,126	4,493,260
Contract processing costs	242,758	46,409
Depreciation and amortization	1,030,920	1,255,897
Other operating costs	403,025	686,673
Consulting expense		89,898
Exploration expense	8,738	342,350
Legal and professional	183,816	118,908
Officers and directors fees	345,955	338,500
General and administrative	357,948	293,343
Loss on disposal of equipment	239,651	162
Forward gold contract expense (NOTE 7)	2,434,438
TOTAL OPERATING EXPENSES	10,517,375	7,665,400
LOSS FROM OPERATIONS	(2,775,460)	(2,191,293)
OTHER INCOME (EXPENSE)
Interest and other income	16,144	4,198
Interest expense – equipment financing	(73,022)	(84,629)
Interest expense – other	(123,611)	(32,366)
Gain on forgiveness of CARES Act Loan		463,497
TOTAL OTHER INCOME (EXPENSE)	(180,489)	350,700
NET LOSS BEFORE INCOME TAX	(2,955,949)	(1,840,593)
Provision (benefit) for income tax
NET LOSS	$ (2,955,949)	$ (1,840,593)
Basic and diluted loss per share (in Dollars per share)	$ (0.11)	$ (0.07)
Basic and diluted weighted average number of shares outstanding (in Shares)	26,831,603	26,723,953